SHARES TO BE ISSUED (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock to be issued, shares	3,964,352	5,204,352	5,204,352	5,204,352
Common stock to be issued, value	$ 243,839	$ 247,707	$ 247,707	$ 247,707
Convertible Notes Payable [Member]
Common stock shares issued under plan, amount	$ 184
Common stock shares issued under plan, shares	240,000
PledgeMusic, Inc. [Member] | Business Acquisition [Member]
Common stock shares issued for amending existing convertible notes, shares	1,000,000
Common stock shares issued for amending existing convertible notes, amount	$ 3,500